S000012096 [Member] Expense Example, No Redemption - S000012096 [Member]	Apr. 30, 2025 USD ($)
C000122679 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	174
Expense Example, No Redemption, 5 Years	309
Expense Example, No Redemption, 10 Years	705
C000255091 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	371
Expense Example, No Redemption, 10 Years	839
C000032979 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	558
Expense Example, No Redemption, 3 Years	750
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	1,557
C000032982 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	371
Expense Example, No Redemption, 10 Years	839
C000122677 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	284
Expense Example, No Redemption, 10 Years	$ 646